Segment Information and Concentrations	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Segment Reporting [Abstract]
Segment Information and Concentrations

The Company views its operations as two segments: the manufacture and marketing of standard benchtop laboratory equipment for research in university, hospital and industrial laboratories sold primarily through laboratory equipment distributors and laboratory and pharmacy balances and scales (“Benchtop Laboratory Equipment Operations”), and the design and marketing of bioprocessing systems and products and related royalty income (“Bioprocessing Systems Operations”).

Segment information is reported as follows:

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Three Months Ended March 31, 2021:

Revenues	$2,365,700	$142,900	$-	$2,508,600

Foreign Sales	942,200	102,600		1,044,800

Income (Loss) From Operations	774,600	(1,722,200)	(911,200)	(1,858,800)

Assets	5,979,400	1,281,200	6,639,700	13,900,300

Long-Lived Asset Expenditures	18,600	92,100	-	110,700

Depreciation and Amortization	30,000	16,700	-	43,700

Approximately $124,600 included in Assets relates to discontinued operations.

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Three Months Ended March 31, 2020:

Revenues	$1,800,700	$335,500	$-	$2,136,200

Foreign Sales	743,000	335,000	-	1,078,000

Income (Loss) From Operations	138,800	(193,100)	(180,700)	(235,000)

Assets	5,229,700	1,647,800	2,042,400	8,919,900

Long-Lived Asset Expenditures	4,900	11,700	-	16,600

Depreciation and Amortization	29,600	11,000	300	40,900

Approximately $1,227,900 included in Assets relates to discontinued operations, and $300 in depreciation and amortization relates to discontinued operations.

Approximately 55% and 49% of total benchtop laboratory equipment sales (52% and 37% of total revenues) for the three months ended March 31, 2021 and 2020, respectively, were derived from the Company’s main product, the Vortex-Genie 2 mixer, excluding accessories.

Approximately 20% and 24% of total benchtop laboratory equipment sales (19% and 18% of total revenues) were derived from the Torbal Scales Division for the three months ended March 31, 2021 and 2020, respectively.

For the three months ended March 31, 2021 and 2020, respectively, three customers accounted for approximately 26% and 16% of net sales of the Benchtop Laboratory Equipment Operations (25% and 12% of the Company’s total revenues).

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Nine Months Ended March 31, 2021:

Revenues	$6,803,300	$441,800	$-	$7,245,100

Foreign Sales	2,724,800	395,000	-	3,119,800

Income (Loss) From Operations	1,727,000	(2,996,300)	(1,029,600)	(2,298,900)

Assets	5,979,400	1,281,200	6,639,700	13,900,300

Long-Lived Asset Expenditures	54,100	170,800	-	224,900

Depreciation and Amortization	79,700	46,500	500	126,700

Approximately $124,600 included in Assets relates to discontinued operations, and $500 in depreciation and amortization relates to discontinued operations.

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Nine Months Ended March 31, 2020:

Revenues	$5,320,300	$914,200	$-	$6,234,500

Foreign Sales	1,996,400	913,700	-	2,910,100

Income (Loss) From Operations	331,300	(209,400)	(180,700)	(58,800)

Assets	5,229,700	1,647,800	2,042,400	8,919,900

Long-Lived Asset Expenditures	26,800	31,300	-	58,100

Depreciation and Amortization	90,900	31,500	900	123,300

Approximately $1,227,900 included in Assets relates to discontinued operations, and $900 in depreciation and amortization relates to discontinued operations.

Approximately 51% and 45% of total benchtop laboratory equipment sales (47% and 36% of total revenues) for the nine months ended March 31, 2021 and 2020, respectively, were derived from the Company’s main product, the Vortex-Genie 2 mixer, excluding accessories.

Approximately 23% and 27% of total benchtop laboratory equipment sales (21% and 21% of total revenues) were derived from the Torbal Scales Division for the nine months ended March 31, 2021 and 2020, respectively.

For the nine months ended March 31, 2021 and 2020, three customers accounted for approximately 23% and 17% of net sales of the Benchtop Laboratory Equipment Operations (21% and 13% of the Company’s total revenues), respectively.

The Company views its operations as two segments: the manufacture and marketing of standard benchtop laboratory equipment for research in university, hospital and industrial laboratories sold primarily through laboratory equipment distributors and laboratory and pharmacy balances and scales (“Benchtop Laboratory Equipment Operations”), and the design and marketing of bioprocessing systems and products and related royalty income (“Bioprocessing Systems”).

Segment information is reported as follows:

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate and Other	Consolidated
June 30, 2020:

Revenues	$6,783,600	$1,000,800	$-	$7,784,400

Foreign Sales	2,589,800	1,000,400	586,500	4,176,700

Income (Loss) From Operations	449,700	(727,500)	(385,700)	(663,500)

Assets	12,232,600	546,100	2,018,700	14,797,400

Long-Lived Asset Expenditures	36,000	40,700	-	76,700

Depreciation and Amortization	116,900	42,700	1,300	160,900

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate and Other	Consolidated
June 30, 2019:

Revenues	$7,078,800	$1,306,100	$-	$8,384,900

Foreign Sales	2,680,300	$1,301,200	1,102,300	5,083,800

Income (Loss) From Operations	449,800	365,000	91,900	906,700

Assets	5,280,700	790,100	2,205,200	8,276,000

Long-Lived Asset Expenditures	194,500	15,700	2,200	212,400

Depreciation and Amortization	217,800	38,500	1,000	257,300